UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
 September 30, 2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries. Institutional

Investment Manager Filing this Report:

Name:    Big 5 Asset Management LLC
Address: 2401 East Second Avenue, Ste. 150
         Denver, CO  80206

Form 13F File Number: 28-14172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bo Brownstein
Title:  Chief Executive Officer
Phone:  720-239-1601

Signature, Place, and Date of Signing:



Bo Brownstein     Denver, CO                    November 8, 2011


Report Type (Check only one.):

[ X] 		13F Holdings Report
[  ]		13F Notice
[  ] 		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: 80,396 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state NONE and omit the column headings and list entries.

No. Form 13F File Number Name
____ 28-14172__
[Repeat as necessary.]
10

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                                                                                                            VOTING AUTHORITY

ISSUER                        CLASS   CUSIP      VALUE  SHRS_PRN_AMT  SH_PRN  PUT_CALLINV_DISCMANAGERSSOLE    SHARENONE

ALEXANDRIA REAL ESTATE E       PFD  015271505      121          5,000    SH                SOLE         5,000     0    0
ASHFORD HOSPITALITY TRST       PFD  044103208       74          3,050    SH                SOLE         3,050     0    0
ASHFORD HOSPITALITY TRUS       PFD  044103505    1,565         65,000    SH                SOLE        65,000     0    0
ASHFORD HOSPITALITY TRUST PFD DPFD  044103406    4,090        175,587    SH                SOLE       175,587     0    0
BRE PROPERTIES                 PFD  05564E601      369         14,638    SH                SOLE        14,638     0    0
CBL + ASSOCIATES PROP          PFD  124830605    3,928        170,266    SH                SOLE       170,266     0    0
CEDAR SHOPPING CENTERS         PFD  150602308    1,302         55,100    SH                SOLE        55,100     0    0
COMMONWEALTH REIT              PFD  203233408      218         10,668    SH                SOLE        10,668     0    0
COUSINS PROPERTIES INC         PFD  222795304      452         18,330    SH                SOLE        18,330     0    0
COUSINS PROPERTIES INC         PFD  222795403      556         23,000    SH                SOLE        23,000     0    0
CYS INVESTMENTS INC            PFD  12673A108      846         70,000    SH                SOLE        70,000     0    0
DDR Corp                       PFD  251591780      109          4,602    SH                SOLE         4,602     0    0
DDR CORP                       PFD  23317H201      475         20,000    SH                SOLE        20,000     0    0
DDR CORP                       PFD  23317H508    1,002         42,598    SH                SOLE        42,598     0    0
DUKE REALTY CORP               PFD  264411745    1,928         79,947    SH                SOLE        79,947     0    0
DUKE REALTY CORP               PFD  264411760    2,069         84,914    SH                SOLE        84,914     0    0
DUKE REALTY CORP               PFD  264411778      676         28,117    SH                SOLE        28,117     0    0
ENTERTAINMENT PROPERTIES       PFD  29380T501    1,604         66,400    SH                SOLE        66,400     0    0
FELCOR LODGING TRUST INC       PFD  31430F200       29          1,444    SH                SOLE         1,444     0    0
FELCOR LODGING TRUST INC       PFD  31430F507    1,755         85,619    SH                SOLE        85,619     0    0
FIRST IND REALTY TRUST         PFD  32054K772    1,346         63,240    SH                SOLE        63,240     0    0
FIRST IND REALTY TRUST         PFD  32054K798    5,147        233,868    SH                SOLE       233,868     0    0
FOREST CITY ENTERPRISES        PFD  345550404    1,060         49,187    SH                SOLE        49,187     0    0
GLIMCHER REALTY TRUST          PFD  379302409    1,507         63,846    SH                SOLE        63,846     0    0
HATTERAS FINANCIAL CORP        PFD  41902R103      760         30,220    SH                SOLE        30,220     0    0
HERSHA HOSPITALITY TRUST       PFD  427825302    1,229         55,000    SH                SOLE        55,000     0    0
HOSPITALITY PROP TRUST         PFD  44106M508      637         26,000    SH                SOLE        26,000     0    0
ISTAR FINANCIAL INC            PFD  45031U507      517         30,151    SH                SOLE        30,151     0    0
ISTAR FINANCIAL INC            PFD  45031U705      946         56,125    SH                SOLE        56,125     0    0
ISTAR FINANCIAL INC            PFD  45031U804    1,210         75,177    SH                SOLE        75,177     0    0
KITE REALTY GROUP TRUST        PFD  49803T201    2,192         97,417    SH                SOLE        97,417     0    0
LASALLE HOTEL PROPERTIES       PFD  517942405       59          2,400    SH                SOLE         2,400     0    0
LASALLE HOTEL PROPERTIES       PFD  517942603    3,088        127,423    SH                SOLE       127,423     0    0
LEXINGTON REALTY TRUST         PFD  529537201    1,974         82,405    SH                SOLE        82,405     0    0
NORTHSTAR REALTY FIN           PFD  66704R209      103          5,021    SH                SOLE         5,021     0    0
NORTHSTAR REALTY FIN           PFD  66704R308      943         47,783    SH                SOLE        47,783     0    0
PARKWAY PROPERTIES INC         PFD  70159Q401    1,153         46,600    SH                SOLE        46,600     0    0
PROLOGIS INC                   PFD  74340W301    3,672        155,722    SH                SOLE       155,722     0    0
PROLOGIS INC                   PFD  74340W400    1,686         74,066    SH                SOLE        74,066     0    0
PROLOGIS INC                   PFD  74340W509    3,221        134,942    SH                SOLE       134,942     0    0
PROLOGIS INC                   PFD  74340W608    1,044         43,900    SH                SOLE        43,900     0    0
PS BUSINESS PARKS INC          PFD  69360J743    1,714         69,005    SH                SOLE        69,005     0    0
PUBLIC STORAGE                 PFD  74460D430      831         32,895    SH                SOLE        32,895     0    0
RAIT FINANCIAL TRUST           PFD  749227203    1,632         85,056    SH                SOLE        85,056     0    0
RAIT FINANCIAL TRUST           PFD  749227302      706         35,537    SH                SOLE        35,537     0    0
REGENCY CENTERS CORP           PFD  758849608    1,263         50,515    SH                SOLE        50,515     0    0
RLJ Loding                     PFD  74965L101    1,596        125,000    SH                SOLE       125,000     0    0
STRATEGIC HOTELS + RSRTS       PFD  86272T304    3,526        141,145    SH                SOLE       141,145     0    0
STRATEGIC HOTELS + RSRTS       PFD  86272T403    1,802         75,829    SH                SOLE        75,829     0    0
STRATEGIC HOTELS + RSRTS       PFD  86272T502    2,338         96,013    SH                SOLE        96,013     0    0
SUNSTONE HOTEL INVESTORS       PFD  867892200    3,726        163,900    SH                SOLE       163,900     0    0
SUNSTONE HOTEL INVESTORS       PFD  867892507    2,550        119,500    SH                SOLE       119,500     0    0
TWO HARBORS INVESTMENT COR     PFD  90187B101      309         35,000    SH                SOLE        35,000     0    0
VORNADO REALTY TRUST           PFD  929042802      719         28,738    SH                SOLE        28,738     0    0
WEINGARTEN REALTY INVEST       PFD  948741889    1,022         42,800    SH                SOLE        42,800     0    0

